Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Export input VAT receivables	[1]	$ 4,662	$ 3,384
Employee receivables and business advances		502	1,788
Advance to suppliers		389	4,221
Interest receivable		352	181
Security deposits		266	205
Insurance receivables on written-off accounts receivables	[2]	157	282
Receivable from third parties	[3]	154	708
Others	[4]	25	147
Total		$ 6,507	$ 10,916

[1]	Export input VAT receivables mainly represent the refundable input VAT the Group has paid for the production of the products in the PRC when declaring goods for export.
[2]	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies.
[3]	Receivable from third parties represent the funds held on third-party settlement platforms.
[4]	Others mainly include prepaid miscellaneous service fees and prepaid rental fees.